Income Taxes (Tables)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Summary of provision (benefit) for income taxes

The income tax provision consists of the following:

	As of December 31,
	2020	2019

Federal
Current	$170,647	$208,612
Deferred	(99,629)	—

State and Local
Current	39,818	—
Deferred	(23,247)	—

Change in valuation allowance	122,876	—

Income tax provision	$210,465	$208,612

Summary of sources and tax effects of the differences

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,	December 31,
	2020	2019

Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	4.9%	0.0%
Transaction costs allocable to warrant liabilities	0.0%	5.3%
Change in FV of warrant liabilities	(26.3)%	(18.1)%
Valuation allowance	(0.6)%	0.0%
Income tax provision	(1.0)%	21.0%

Summary of deferred tax assets and (liabilities)

The Company’s net deferred tax assets are as follows:

	As of December 31,
	2020	2019
Deferred tax asset
Organizational costs/Startup expenses	$122,876	$—
Total deferred tax asset	122,876	—
Valuation allowance	(122,876)	—
Deferred tax asset, net of allowance	$—	$—

Blade Urban Air Mobility [Member]
Summary of provision (benefit) for income taxes

The provision (benefit) for income taxes is comprised of the following components:

	Year Ended September 30,
	2020	2019
Current Federal	$—	$—
State	—	—
Total current	—	—
Federal	2,048	2,196
State	500	969
Total deferred before valuation allowance	2,548	3,165
Change in valuation allowance	(2,548)	(3,165)
Total deferred expense, net of valuation allowance	—	—
Total income tax expense	$—	$—

Summary of sources and tax effects of the differences

The sources and tax effects of the differences are as follows:

	Year Ended September 30,
	2020	2019
Tax at federal statutory rate	(21.0)%	(21.0)%
State and local tax	(5.4)%	(9.3)%
Non-deductible stock compensation	0.3%	0.3%
Non-deductible expenses	0.7%	0.7%
Change in deferred tax rate	0.3%	—%
Change in valuation allowance	25.1%	29.3%
Effective tax rate	0.0%	0.0%

Summary of deferred tax assets and (liabilities)

The Company’s deferred tax assets and (liabilities) consist of the following:

	As of September 30,
	2020	2019
Deferred tax assets/(liability):
Net operating loss carryforwards	$9,769	$7,339
Stock-based compensation	231	199
Amortization of intangibles	71	45
Deferred tax assets	10,071	7,583
Valuation allowance	(10,042)	(7,493)
Deferred tax assets, net of valuation allowance	29	90
Deferred tax liabilities:
Property and equipment	(29)	(90)
Tax deferred tax liabilities	(29)	(90)
Deferred tax liabilities, net of valuation allowance and deferred tax assets	$—	$—